Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income/(loss) for the year		$ 169	$ (4,349)	$ (8,611)
Items that will not be reclassified to the statement of income:
Actuarial gains (losses) on defined benefit pension plans		1,908	(5,296)	(53)
Deferred income tax		(273)	1,058	(14)
Actuarial gains (losses) on defined benefit pension plans, net		1,635	(4,238)	(67)
Share of other comprehensive income (losses) in equity-accounted investments		(1)	(3)	(1)
Unrealized gains / (losses) on available-for-sale securities
Recognized in equity		15	0	0
Deferred income tax		(4)	0	0
Unrealized gains / (losses) on available-for-sale securities, net		11	0	0
Unrealized gains / (losses) on cash flow hedge-highly probable future exports		1,724	8,991	(12,589)
Recognized in equity		(543)	10,779	(21,132)
Reclassified to the statement of income		3,154	2,841	2,057
Deferred income tax		(887)	(4,629)	6,486
Recognized in equity		(5)	8	10
Unrealized gains / (losses) on cash flow hedge-others, net		(5)	8	10
Cumulative translation adjustments
Recognized in equity		(851)	9,529	(29,248)
Reclassified to the statement of income		37	1,457
Cumulative translation adjustments, net	[1]	(814)	10,986	(29,248)
Share of other comprehensive income in equity-accounted investments
Recognized in equity		134	344	(860)
Reclassified to the statement of income		22	0	0
Share of other comprehensive income in equity-accounted investments, net		156	344	(860)
Total other comprehensive income/(loss):		2,706	16,088	(42,755)
Total comprehensive income/(loss)		2,875	11,739	(51,366)
Comprehensive income/(loss) attributable to:
Shareholders of Petrobras		2,584	11,236	(51,209)
Non-controlling interests		291	503	(157)
Total comprehensive income/(loss)		$ 2,875	$ 11,739	$ (51,366)

[1]	Includes a loss of US$ 49 (loss of US$ 413 in 2016) of cumulative translation adjustments in associates and joint ventures.